Goodwill and Intangible Assets, net (Notes)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Goodwill and Intangible Assets, Net [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
Goodwill and Intangible Assets, Net

The following table provides the changes in the carrying amount of goodwill for 2019 and 2018:

(in thousands)	Goodwill
January 1, 2018 (Renewables Segment)	$3,020
Acquisitions (Specialty Civil Segment)	37,237
December 31, 2018	$40,257
Acquisition adjustments (Specialty Civil Segment)	(2,884)
September 30, 2019	$37,373

Intangible assets, net consisted of the following as of the dates indicated:

	September 30, 2019				December 31, 2018
($ in thousands)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Remaining Life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Remaining Life
Customer relationships	$26,500	$(3,749)	$22,751	6 years	$27,000	$(814)	$26,186	7 years
Trade name	13,400	(2,635)	10,765	4 years	13,400	(575)	12,825	5 years
Backlog	13,900	(6,791)	7,109	1 year	13,400	(1,537)	11,863	2 years
	$53,800	$(13,175)	$40,625		$53,800	$(2,926)	$50,874

Amortization expense associated with intangible assets for the three months ended September 30, 2019 and 2018, totaled $3.4 million and $0.1 million, respectively, and $10.3 million and $0.2 million for the nine months ended September 30, 2019 and 2018, respectively.

The following table provides the annual intangible amortization expense currently expected to be recognized for the years 2019 through 2023:

(in thousands)	Remainder of 2019	2020	2021	2022	2023
Amortization expense	$3,354	$11,837	$6,466	$6,466	$5,841

Goodwill and Intangible Assets, Net

The following table provides the changes in the carrying amount of goodwill for 2018 and 2017:

(in thousands)	Goodwill
January 1, 2017	$3,020
Other adjustments	—
December 31, 2017	3,020
Acquisitions	37,237
December 31, 2018	$40,257

Intangible assets, net consisted of the following as of the dates indicated:

	December 31, 2018				December 31, 2017
($ in thousands)	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Remaining Life	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Remaining Life
Customer relationships	$27,000	$(814)	$26,186	7 years	$—	$—	$—	—
Trade names	13,400	(575)	12,825	5 years	820	(751)	69	1 year
Backlog	13,400	(1,537)	11,863	2 years	—	—	—	—
	$53,800	$(2,926)	$50,874		$820	$(751)	$69

Amortization expense associated with intangible assets for the years ended December 31, 2018, 2017 and 2016 totaled $3.0 million, $0.1 million and $0.1 million, respectively.

The following table provides the annual intangible amortization expense expected to be recognized for the years 2019 through 2023:

(in thousands)	2019	2020	2021	2022	2023
Amortization expense	$13,394	$11,700	$6,537	$6,537	$5,912